Amounts payable and other liabilities	12 Months Ended
Dec. 31, 2022
Amounts payable and other liabilities
Amounts payable and other liabilities

15. Amounts payable and other liabilities

As at December 31	2022	2021
Accrued liabilities[1]	$9,363	$3,223
Amounts payable	1,027	147
Accrued interest[2]	496	496
Share-based payments (Note 22)	434	—
Total amounts payable and other liabilities	$11,320	$3,866
1.	Accrued liabilities include accruals for annual short-term incentive and services performed, both of which are expected to be paid subsequent to year-end.
2.	Accrued interest represents standby charges accrued on the Credit Facility.